CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Dec. 31, 2024	Dec. 31, 2023
Common stock, authorized	20,000,000	20,000,000
Common stock, issued	7,899,832	7,899,832
Common stock, outstanding	7,716,299	7,721,432
Treasury stock, shares	183,533	178,400
ZHEJIANG TIANLAN
Common stock, authorized	82,572,000	82,572,000